Consolidated statements of operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details
Oil and Gas revenue	$ 27,988	$ 46,840
Consulting revenues	212,095	132,001
Direct operating costs	10,238	14,777
Depletion	18,841	19,295
Royalties	1,506	2,836
Gross profit	209,498	141,933
Operating expenses
Administration fees	26,229	27,882
Advertising	29,461	48,797
Consulting fees	29,541	99,366
Foreign exchange gain (loss)	(7,934)	29,184
Office and miscellaneous	5,616	3,628
Professional fees	23,362	19,044
Salaries and benefits	27,418	31,345
Travel and promotion	68,085	30,226
Total operating expenses	217,646	231,104
Income (loss) before other items	(8,148)	(89,171)
Other items
Interest income	1,544	5,819
Assignment fee	15,073	0
Gain (loss) on equity investment	(117,318)	(129,675)
Impairment of marketable securities	0	(3,818)
Write-off of loan receivable	0	111,652
Write-off of accounts payable	52,834	0
Net Income (loss)	(86,161)	(328,497)
Other comprehensive income (loss)
Unrealized gain on marketable securities	26,091	0
Effect on translating foreign operation	(41,642)	59,165
Total comprehensive income (loss)	$ (101,712)	$ (269,332)
Earnings (loss) per share, basic and diluted	$ (0.01)	$ (0.02)
Weighted average number of shares outstanding	14,522,727	14,522,727